STATEMENT OF CHANGES IN STOCKHOLDER?S EQUITY - USD ($)	Common Stock	Additional Paid-in Amount	Retained Earnings / (Accumulated Deficit)	Total
Balance at Sep. 24, 2020	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Sep. 24, 2020	0
Issuance of common stock to Sponsor	$ 1,035	23,965	0	25,000
Sale of 41,400,000 Units, net of underwriting discounts (in Shares)	10,350,000
Net loss	$ 0	0	(1,450)	(1,450)
Balance at Dec. 31, 2020	$ 1,035	23,965	(1,450)	23,550
Balance (in Shares) at Dec. 31, 2020	10,350,000
Issuance of common stock to Sponsor		371,625,771		371,629,911
Net loss			4,880,183	4,880,183
Balance at Mar. 31, 2021		119,812	4,878,733	5,000,005
Balance at Dec. 31, 2020	$ 1,035	23,965	(1,450)	23,550
Balance (in Shares) at Dec. 31, 2020	10,350,000
Net loss				(7,363,925)
Balance at Jun. 30, 2021			(50,667,203)	(50,666,168)
Balance at Mar. 31, 2021		$ 119,812	4,878,733	5,000,005
Net loss			(12,244,108)	(12,244,108)
Balance at Jun. 30, 2021			$ (50,667,203)	$ (50,666,168)